FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  September 30, 2012

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Harvey Partners, LLC
                      ---------------------

              Address:  610 Fifth Avenue, Suite 311
                        ---------------------------
                        New York, New York  10020
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 12901
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey C. Moskowitz
           --------------------

Title:     Managing Member
           -----------------

Phone:     212-782-3737
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz           New York, NY               November 14, 2012
-------------------------        ----------------            -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
----------------------------------            ----


Form 13F Information Table Entry Total:       48
---------------------------------------       --


Form 13F Information Table Value Total:       $210,338    (thousands)
---------------------------------------       ----------------------


List of Other Included Managers:     None
--------------------------------     ----

                              Harvey Partners, LLC
                           Form 13F Information Table
                               September 30, 2012



                                TITLE                   VALUE    SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER               OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE     SHARED    NONE
----------------------------   -----------  ---------  --------  -------- --- ----  --------  ---------   -------- -------- --------
ACCO BRANDS CORP               COM        00081T108         705    108,566  SH        SOLE                 108,566     0       0
AMERICAN VANGUARD CORP         COM        030371108       2,610     75,000  SH        SOLE                  75,000     0       0
AUDIOCODES LTD                 ORD        M15342104       3,803  1,515,000  SH        SOLE               1,515,000     0       0
CAL DIVE INTL INC DEL          COM        12802T101       2,846  1,860,000  SH        SOLE               1,860,000     0       0
CENVEO INC                     COM        15670S105       1,832    800,000  SH        SOLE                 800,000     0       0
ELECTRONIC ARTS INC            COM        285512109       1,269    100,000  SH        SOLE                 100,000     0       0
ENTEGRIS INC                   COM        29362U104       6,504    800,000  SH        SOLE                 800,000     0       0
GENERAL MTRS CO                COM        37045V100       2,821    124,000  SH        SOLE                 124,000     0       0
GOODYEAR TIRE & RUBR CO        COM        382550101       7,619    625,000  SH  CALL  SOLE
GOODYEAR TIRE & RUBR CO        COM        382550101       6,095    500,000  SH        SOLE                 500,000     0       0
GRANITE CONSTR INC             COM        387328107       8,042    280,000  SH        SOLE                 280,000     0       0
GREAT LAKES DREDGE & DOCK CO   COM        390607109       9,240  1,200,000  SH        SOLE               1,200,000     0       0
HILLENBRAND INC                COM        431571108       4,638    255,000  SH        SOLE                 255,000     0       0
INTERFACE INC                  COM        458665304         238     18,000  SH        SOLE                  18,000     0       0




INTRALINKS HLDGS INC           COM        46118H104       2,126    325,000  SH        SOLE                 325,000     0       0
KULICKE & SOFFA INDS INC       COM        501242101       5,252    505,000  SH  CALL  SOLE
KULICKE & SOFFA INDS INC       COM        501242101       1,456    140,000  SH        SOLE                 140,000     0       0
LANDEC CORP                    COM        514766104       5,725    500,000  SH        SOLE                 500,000     0       0
LIBBEY INC                     COM        529898108      12,687    804,000  SH        SOLE                 804,000     0       0
MATERION CORP                  COM        576690101       1,666     70,000  SH        SOLE                  70,000     0       0
MFC INDL LTD                   COM        55278T105       9,102  1,090,000  SH        SOLE               1,090,000     0       0
NIKE INC                       COM        654106103       9,966    105,000  SH  CALL  SOLE
ODYSSEY MARINE EXPLORATION I   COM        676118102       6,143  1,950,000  SH        SOLE               1,950,000     0       0
OIL DRI CORP AMER              COM        677864100       6,583    284,470  SH        SOLE                 284,470     0       0
OSHKOSH CORP                   COM        688239201         741     27,000  SH        SOLE                  27,000     0       0
OVERSTOCK COM INC DEL          COM        690370101       3,134    302,500  SH        SOLE                 320,500     0       0
OWENS ILL INC                  COM NEW    690768403       3,049    162,500  SH        SOLE                 162,500     0       0
RF MICRODEVICES INC            COM        749941100       1,970    500,000  SH  CALL  SOLE
ROFIN SINAR TECHNOLOGIES INC   COM        775043102       2,368    120,000  SH        SOLE                 120,000     0       0
SCHIFF NUTRITION INTL INC      COM        806693107       7,959    329,000  SH        SOLE                 329,000     0       0
SCIENTIFIC LEARNING CORP       COM        808760102         595    578,030  SH        SOLE                 578,030     0       0




SEAGATE TECHNOLOGY PLC         SHS        G7945M107       2,762     89,220  SH        SOLE                  89,220     0       0
SILICON IMAGE INC              COM        82705T102       2,742    600,000  SH  CALL  SOLE
SILICON IMAGE INC              COM        82705T102      13,832  3,026,000  SH        SOLE               3,026,000     0       0
SMITH & WESSON HLDG CORP       COM        831756101       1,745    158,410  SH        SOLE                 158,410     0       0
SUPERTEX INC                   COM        868532102       7,510    420,000  SH        SOLE                 420,000     0       0
TELENAV INC                    COM        879455103       2,881    482,500  SH        SOLE                 482,500     0       0
THESTREET INC                  COM        88368Q103       4,019  2,627,000  SH        SOLE               2,627,000     0       0
TOP IMAGE SYSTEMS LTD          ORD        M87896102         118     31,000  SH        SOLE                  31,000     0       0
TRAVELCENTERS OF AMERICA LLC   COM        894174101       7,691  1,435,000  SH        SOLE               1,435,000     0       0
TUESDAY MORNING CORP           COM NEW    899035505       7,883  1,200,000  SH        SOLE               1,200,000     0       0
ULTRA CLEAN HLDGS INC          COM        90385V107       5,719  1,001,500  SH        SOLE               1,001,500     0       0
ULTRA PETROLEUM CORP           COM        903914109       3,847    175,000  SH        SOLE                 175,000     0       0
WATTS WATER TECHNOLOGIES INC   CL A       942749102       3,016     79,735  SH        SOLE                  79,735     0       0
WESTERN REFNG INC              COM        959319104       1,498     57,237  SH        SOLE                  57,237     0       0
WORLD WRESTLING ENTMT INC      CL A       98156Q108       3,824    475,000  SH        SOLE                 475,000     0       0
ZIPCAR INC                     COM        98974X103       1,301    167,500  SH  CALL  SOLE
ZIPCAR INC                     COM        98974X103       1,166    150,000  SH        SOLE                 150,000     0       0





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